                                              SEC File Nos. 033-86006/811-08850


                                 MAINSTAY FUNDS

                        MAINSTAY ICAP INTERNATIONAL FUND

                Supplement dated October 24, 2006 ("Supplement")
             to the Prospectus dated August 31, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Prospectus for the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (the "Funds"). You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


Delete reference to Matthew C. Pickering on pages 37 and 38 under the section entitled "Investment Team."




            Please Retain This Supplement For Your Future Reference.

                                              SEC File Nos. 033-86006/811-08850


                                 MAINSTAY FUND


                        MAINSTAY ICAP INTERNATIONAL FUND

                Supplement dated October 24, 2006 ("Supplement") to the Class I Shares Prospectus dated August 31, 2006 ("Prospectus")

     This Supplement updates certain information contained in the above-dated Class I Shares Prospectus for the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (the "Funds"). You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


Delete reference to Matthew C. Pickering on pages 28 and 29 under the section entitled "Investment Team."



            Please Retain This Supplement For Your Future Reference.